Note 2 - Convertible Notes Payable - 10Q (Details Textual) $ / shares in Units, $ in Thousands			3 Months Ended		7 Months Ended		12 Months Ended
	Mar. 28, 2025	Jan. 26, 2024 shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($) yr	Mar. 31, 2024 USD ($) yr	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($) yr	Dec. 31, 2023 $ / shares	Sep. 09, 2023 USD ($) $ / shares shares
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares									$ 0.02
Proceeds from Convertible Debt							$ 0	$ 2,000
Conversion of Convertible Notes to Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares		16,750					33,250
Bridge Financing Warrants in Connection with Convertible Notes [Member[
Warrants and Rights Outstanding, Term (Year)										5 years
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares) | shares										0.0125
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares										$ 20
Bridge Financing Warrants in Connection with Convertible Notes [Member[ | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input					1.0188	1.0188		1.0188
Bridge Financing Warrants in Connection with Convertible Notes [Member[ | Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Measurement Input | yr					5	5		5
Bridge Financing Warrants in Connection with Convertible Notes [Member[ | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input					0.044	0.044		0.044
Bridge Financing Warrants in Connection with Convertible Notes [Member[ | Measurement Input, Discount Rate [Member]
Warrants and Rights Outstanding, Measurement Input					0.20	0.20		0.20
Bridge Financing Warrants in Connection with Convertible Notes [Member[ | Measurement Input, Discount for Lack of Marketability [Member]
Warrants and Rights Outstanding, Measurement Input									0.1577
The Notes [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares										$ 40
Debt Instrument, Convertible, Maximum Beneficial Ownership, Percentage		4.99%								4.99%
Proceeds from Convertible Debt					$ 2,000	$ 2,000
Interest Expense, Debt			$ 0	$ 100
The Notes [Member] | Maximum [Member]
Debt Instrument, Face Amount										$ 2,000
Interest Expense, Debt							$ 200
Convertible Debt with 4.99% Beneficial Ownership Limitation [Member]
Debt Instrument, Interest Rate, Effective Percentage			15.30%				15.30%
Debt Instrument, Convertible, Number of Equity Instruments	33,250						33,250